Risk Management - Schedule of Risk Concentrations (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Asset classes and individual investment risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Income producing commercial office properties, percentage	55.00%	64.00%
Ontario Canada [Member] | Asset classes and individual investment risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Largest concentration of mortgages and real estate, percentage	26.00%	25.00%
A [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	41.00%	42.00%
AA [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	17.00%	16.00%
AAA [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	17.00%	17.00%